CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,047,780	$ 6,007,575	$ 8,394,553
Accounts receivable	743,725	223,275	53,000
Inventories, net	1,105,260	410,098	741,674
Deferred financing costs	2,834,802
Prepaid expenses and other	83,254	70,073	24,260
Total current assets	8,814,821	6,711,021	9,213,487
Property and equipment, net	3,820,026	3,980,280	4,139,740
Construction in progress	26,628		304,000
Right-of-use assets	716,507
Deposits	34,359	34,359	34,359
TOTAL ASSETS	13,412,341	10,725,660	13,691,586
Current liabilities:
Accounts payable	3,906,078	221,188	245,335
Accrued expenses	1,491,256	646,863	423,232
Operating lease liability	335,665
Contract liabilities	259,225	173,050	35,776
Convertible notes payable	5,300,000
Total current liabilities	11,292,224	1,041,101	704,343
Noncurrent liability – deferred rent		96,484	107,330
Operating lease liability, net of current portion	461,442
Total liabilities	11,753,666	1,137,585	811,673
Shareholders' equity:
Common Stock	1,076	999	994
Additional paid-in capital	58,823,330	56,646,247	50,554,228
Accumulated deficit	(57,169,771)	(47,063,207)	(37,679,232)
Total shareholders' equity	1,658,675	9,588,075	12,879,913
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	13,412,341	10,725,660	13,691,586
Tailwind Acquisition Corp [Member]
Current assets:
Cash and cash equivalents	384,522	479,694	2,245,798
Prepaid expenses	99,687	111,667	275,652
Prepaid taxes	15,400	111,667
Total current assets	499,609	591,361	2,521,450
Cash held in Trust Account	33,034,062	334,441,194	334,321,131
TOTAL ASSETS	33,533,671	335,032,555	336,842,581
Current liabilities:
Accounts payable and accrued expenses	4,639,823	3,867,106	208,129
Accrued offering costs		109,000	126,000
Income taxes payable	279,345
Total current liabilities	4,919,168	3,976,106	334,129
Convertible note – related party	600,000
Warrant liabilities	2,112,863	13,733,608	36,975,099
Deferred underwriting fee payable	11,697,550	11,697,550	11,697,550
Total liabilities	19,329,581	29,407,264	49,006,778
Commitments and Contingencies
Class A common stock subject to possible redemption		334,215,700	334,215,700
Shareholders' equity:
Preferred Stock
Accumulated deficit	(18,689,431)	(28,591,245)	(46,380,733)
Total shareholders' equity	(18,688,595)	(28,590,409)	(46,379,897)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	33,533,671	335,032,555	336,842,581
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Shareholders' equity:
Common Stock
Class A Common Stock Subject to Redemption | Tailwind Acquisition Corp [Member]
Current liabilities:
Class A common stock subject to possible redemption	32,892,685	334,215,700
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Shareholders' equity:
Common Stock	836	836	836
Series A Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	800	800	800
Series A-1 Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	348	348	348
Series B Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	312	312	312
Series B-1 Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	2,463	2,463	$ 2,463
Series C Preferred Stock [Member]
Shareholders' equity:
Preferred Stock	$ 117	$ 113